ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	$ 18,496	$ 15,034
Additions	66,684	4,794
Depletion	(3,029)	(1,123)
Cumulative translation adjustments	1,492	209
Impairment	288	0
Royalty and other property interests, ending balance	83,355	18,496
Leeville [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Depletion	(3,029)	(1,123)
Royalty interest [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	14,248	13,488
Additions	67,531	2,092
Depletion	(3,029)	(1,123)
Cumulative translation adjustments	1,492	209
Impairment		0
Royalty and other property interests, ending balance	80,242	14,248
Royalty interest [Member] | Various [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,313	905
Additions	936	408
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment		0
Royalty and other property interests, ending balance	2,249	1,313
Royalty interest [Member] | Turkey [Member] | Gediktepe [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	0
Additions	53,970
Depletion	0
Cumulative translation adjustments	1,570
Impairment		0
Royalty and other property interests, ending balance	55,540	0
Royalty interest [Member] | U.S.A. [Member] | Leeville [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	11,251	12,583
Additions	0	0
Depletion	(3,029)	(1,123)
Cumulative translation adjustments	(78)	209
Impairment		0
Royalty and other property interests, ending balance	8,144	11,251
Royalty interest [Member] | Argentina [Member] | Diablillos [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	0
Additions	8,912
Depletion	0
Cumulative translation adjustments	0
Impairment		0
Royalty and other property interests, ending balance	8,912	0
Royalty interest [Member] | Peru [Member] | Berenguela [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	0
Additions	2,475
Depletion	0
Cumulative translation adjustments	0
Impairment		0
Royalty and other property interests, ending balance	2,475	0
Royalty interest [Member] | Chile [Member] | Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,684	0
Additions	0	1,684
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment		0
Royalty and other property interests, ending balance	1,684	1,684
Royalty interest [Member] | Canada [Member] | Tartan Lake [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	0
Additions	1,238
Depletion	0
Cumulative translation adjustments	0
Impairment		0
Royalty and other property interests, ending balance	1,238	0
Other Property Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	4,248	1,546
Additions	847	2,702
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	288	0
Royalty and other property interests, ending balance	3,113	4,248
Other Property Interests [Member] | Various [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,827	1,546
Additions	260	281
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	132	0
Royalty and other property interests, ending balance	1,435	1,827
Other Property Interests [Member] | Canada [Member] | Perry Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	2,421	0
Additions	587	2,421
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	156	0
Royalty and other property interests, ending balance	$ 1,678	$ 2,421